33. TRANSACTIONS THAT DO NOT INVOLVE CASH	12 Months Ended
Dec. 31, 2020
Transactions That Do Not Involve Cash
TRANSACTIONS THAT DO NOT INVOLVE CASH
33.	TRANSACTIONS THAT DO NOT INVOLVE CASH

The following transactions did not involve cash or cash equivalents during the year ended on December 31, 2020:

(i)	Capitalized loan interest: as referred in note 12.
(ii)	Addition of lease by right-of-use assets and respective lease liability: for the year ended on December 31, 2020, amounted to R$560,088 (R$2,775,168 in the year ended December 31, 2019).